UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund:  BlackRock Large Cap Series Funds, Inc.
                     BlackRock Large Cap Core Fund
                     BlackRock Large Cap Core Retirement Portfolio BlackRock Large Cap Growth Fund
                     BlackRock Large Cap Growth Retirement Portfolio BlackRock Large Cap Value Fund
                     BlackRock Large Cap Value Retirement Portfolio
               Master Large Cap Series LLC
                     Master Large Cap Core Portfolio
                     Master Large Cap Growth Portfolio
                     Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 -    Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Beneficial
                               Interest
                                  (000)    Mutual Fund                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $3,021,009    Master Large Cap Core Portfolio of Master Large Cap Series LLC            $3,781,842,254
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments  (Cost - $3,703,149,682) - 100.1%                        3,781,842,254

                                           Liabilities in Excess of Other Assets - (0.1)%                                (4,095,010)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $3,777,747,244
                                                                                                                     ==============

BlackRock Large Cap Core Retirement Portfolio of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Beneficial
                               Interest
                                  (000)    Mutual Fund                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 163,740    Master Large Cap Core Portfolio of Master Large Cap Series LLC             $ 138,890,179
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $154,765,817) - 100.0%                             138,890,179

                                           Liabilities in Excess of Other Assets - (0.0)%                                   (20,048)
                                                                                                                      -------------
                                           Net Assets - 100.0%                                                        $ 138,870,131
                                                                                                                      =============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                   Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 13.9%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                  NVR, Inc. (a)                                                     10,000  $    5,523,200
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.9%           Expedia, Inc. (a)(b)                                           1,830,000      35,813,100
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%        Hasbro, Inc.                                                   1,070,000      41,430,400
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                               Omnicom Group Inc.                                             1,020,000      43,543,800
                                           Walt Disney Co.                                                1,880,000      57,058,000
                                                                                                                     --------------
                                                                                                                        100,601,800
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                    Big Lots, Inc. (a)(b)                                          1,460,000      44,471,600
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 7.2%                    Advance Auto Parts, Inc.                                       1,080,000      44,377,200
                                           AutoZone, Inc. (a)(b)                                            350,000      45,601,500
                                           Best Buy Co., Inc. (b)                                         1,070,000      42,500,400
                                           The Gap, Inc.                                                  2,510,000      40,461,200
                                           RadioShack Corp.                                               1,580,800      26,367,744
                                           Ross Stores, Inc.                                              1,140,000      43,274,400
                                           TJX Cos., Inc. (b)                                             1,330,000      44,834,300
                                                                                                                     --------------
                                                                                                                        287,416,744
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.1%    Nike, Inc. Class B (b)                                           750,000      44,010,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Discretionary                                                 559,266,844
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.4%            BJ's Wholesale Club, Inc. (a)(b)                                 870,000      32,651,100
                                           Wal-Mart Stores, Inc.                                            390,000      22,861,800
                                                                                                                     --------------
                                                                                                                         55,512,900
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                  The Procter & Gamble Co.                                         370,000      24,227,600
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.1%                   Herbalife Ltd.                                                 1,000,000      43,190,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Staples                                                       122,930,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 18.7%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.3%         ENSCO International, Inc.                                        620,000      42,866,800
                                           Tidewater, Inc.                                                  130,000       7,792,200
                                                                                                                     --------------
                                                                                                                         50,659,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 17.4%        Anadarko Petroleum Corp.                                         710,000      41,116,100
                                           Apache Corp.                                                     480,000      53,841,600
                                           Chevron Corp.                                                  1,140,000      96,398,400
                                           ConocoPhillips                                                   980,000      79,987,600
                                           Devon Energy Corp.                                               500,000      47,445,000
                                           Exxon Mobil Corp.                                              2,170,000     174,533,100
                                           Hess Corp.                                                       470,000      47,658,000
                                           Marathon Oil Corp.                                               480,000      23,745,600
                                           Noble Energy, Inc.                                               580,000      42,844,600
                                           Occidental Petroleum Corp.                                       760,000      59,910,800
                                           Valero Energy Corp.                                              900,000      30,069,000
                                                                                                                     --------------
                                                                                                                        697,549,800
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Energy                                                                 748,208,800
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%                    Capital One Financial Corp. (b)                                  970,000      40,604,200
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%      Bank of America Corp.                                            230,000       7,567,000
                                           JPMorgan Chase & Co.                                             120,000       4,875,600
                                                                                                                     --------------
                                                                                                                         12,442,600
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                           ACE Ltd.                                                         360,000      18,252,000
                                           The Allstate Corp.                                             1,040,000      48,068,800
                                           Chubb Corp.                                                      940,000      45,157,600
                                           The Travelers Cos., Inc.                                       1,110,000      48,973,200
                                           UnumProvident Corp.                                              530,000      12,804,800
                                                                                                                     --------------
                                                                                                                        173,256,400
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Financials                                                             226,303,200
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                   Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 15.8%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                       Biogen Idec, Inc. (a)                                            650,000  $   45,344,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 3.1%    Baxter International, Inc.                                       780,000      53,515,800
                                           C.R. Bard, Inc. (b)                                              450,000      41,778,000
                                           Kinetic Concepts, Inc. (a)                                       842,200      29,434,890
                                                                                                                     --------------
                                                                                                                        124,728,690
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 5.0%    Aetna, Inc.                                                    1,110,000      45,521,100
                                           AmerisourceBergen Corp.                                          700,000      29,309,000
                                           Express Scripts, Inc. (a)(b)                                     670,000      47,261,800
                                           Lincare Holdings, Inc. (a)                                     1,010,000      32,542,200
                                           Medco Health Solutions, Inc. (a)                                 960,000      47,596,800
                                                                                                                     --------------
                                                                                                                        202,230,900
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%      Invitrogen Corp. (a)(b)                                          420,000      18,627,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%                     Eli Lilly & Co.                                                1,140,000      53,705,400
                                           Forest Laboratories, Inc. (a)                                    320,000      11,363,200
                                           Johnson & Johnson                                              1,470,000     100,650,900
                                           Pfizer, Inc.                                                   4,250,000      79,347,500
                                                                                                                     --------------
                                                                                                                        245,067,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Health Care                                                            635,997,590
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 12.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.9%                 General Dynamics Corp.                                           570,000      50,809,800
                                           L-3 Communications Holdings, Inc.                                440,000      43,423,600
                                           Lockheed Martin Corp. (b)                                        480,000      50,078,400
                                           Raytheon Co.                                                     890,000      50,667,700
                                                                                                                     --------------
                                                                                                                        194,979,500
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.1%      Waste Management, Inc.                                         1,260,000      44,780,400
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.2%            General Electric Co.                                           1,770,000      50,073,300
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.3%                           AGCO Corp. (a)                                                   670,000      40,099,500
                                           Cummins, Inc.                                                    670,000      44,447,800
                                           Dover Corp.                                                      740,000      36,726,200
                                           Flowserve Corp.                                                   90,000      12,000,600
                                           Parker Hannifin Corp.                                            640,000      39,475,200
                                                                                                                     --------------
                                                                                                                        172,749,300
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                         Ryder System, Inc.                                               560,000      36,937,600
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Industrials                                                            499,520,100
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 26.3%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 8.2%             Apple, Inc. (a)                                                   30,000       4,768,500
                                           Hewlett-Packard Co.                                            1,680,000      75,264,000
                                           International Business Machines Corp.                            740,000      94,705,200
                                           Lexmark International, Inc. Class A (a)(b)                       380,000      13,330,400
                                           QLogic Corp. (a)                                               1,650,000      31,086,000
                                           Seagate Technology                                             2,330,000      34,880,100
                                           Sun Microsystems, Inc. (a)                                     3,000,000      31,890,000
                                           Western Digital Corp. (a)(b)                                   1,480,000      42,609,200
                                                                                                                     --------------
                                                                                                                        328,533,400
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -       Agilent Technologies, Inc. (a)                                   460,000      16,587,600
0.4%

-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.6%                         Accenture Ltd. Class A (b)                                     1,230,000      51,364,800
                                           Computer Sciences Corp. (a)                                      792,900      37,559,673
                                           Hewitt Associates, Inc. Class A (a)                              390,000      14,371,500
                                                                                                                     --------------
                                                                                                                        103,295,973
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.1%                  Xerox Corp.                                                    3,150,000      42,966,000
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                   Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             Analog Devices, Inc.                                           1,420,000  $   43,324,200
Equipment - 7.6%                           Altera Corp. (b)                                               2,000,000      43,900,000
                                           Integrated Device Technology, Inc. (a)                         1,340,000      13,426,800
                                           Intersil Corp. Class A (b)                                       330,000       7,962,900
                                           KLA-Tencor Corp. (b)                                             780,000      29,320,200
                                           Linear Technology Corp. (b)                                    1,380,000      42,849,000
                                           Novellus Systems, Inc. (a)                                     1,780,000      36,258,600
                                           Texas Instruments, Inc.                                        1,800,000      43,884,000
                                           Xilinx, Inc. (b)                                               1,830,000      45,438,900
                                                                                                                     --------------
                                                                                                                        306,364,600
-----------------------------------------------------------------------------------------------------------------------------------
Software - 6.4%                            BMC Software, Inc. (a)                                         1,280,000      42,099,200
                                           CA, Inc.                                                       1,260,000      30,063,600
                                           Compuware Corp. (a)                                            1,620,000      17,820,000
                                           Microsoft Corp.                                                1,100,000      28,292,000
                                           Oracle Corp. (a)                                               3,090,000      66,527,700
                                           Symantec Corp. (a)                                             2,330,000      49,093,100
                                           Synopsys, Inc. (a)                                               930,000      22,338,600
                                                                                                                     --------------
                                                                                                                        256,234,200
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Information Technology                                               1,053,981,773
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                           Eastman Chemical Co.                                             200,000      11,992,000
                                           Monsanto Co.                                                      90,000      10,719,900
                                                                                                                     --------------
                                                                                                                         22,711,900
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.6%              Crown Holdings, Inc. (a)                                         960,000      26,908,800
                                           Owens-Illinois, Inc. (a)                                         890,000      37,593,600
                                                                                                                     --------------
                                                                                                                         64,502,400
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%                     Nucor Corp.                                                      690,000      39,481,800
                                           Reliance Steel & Aluminum Co.                                    360,000      22,737,600
                                                                                                                     --------------
                                                                                                                         62,219,400
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Materials                                                              149,433,700
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              AT&T Inc.                                                        650,000      20,026,500
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Telecommunication Services                                              20,026,500
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Long-Term Investments
                                           (Cost - $3,942,705,252) - 100.0%                                           4,015,669,007
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                           Short-Term Securities                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                           BlackRock Liquidity Series, LLC Money Market
                                           Series, 2.63% (c)(d)(e)                                      $   326,346     326,345,950
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $326,345,950) - 8.1%                                     326,346     326,345,950
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $4,269,051,202*) - 108.1%                                          4,342,014,957

                                           Liabilities in Excess of Other Assets - (8.1)%                              (327,032,398)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $4,014,982,559
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,282,545,430
                                                                ===============
      Gross unrealized appreciation                             $   388,399,137
      Gross unrealized depreciation                                (328,929,610)
                                                                ---------------
      Net unrealized appreciation                               $    59,469,527
                                                                ===============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net
                                                     Activity          Interest
      Affiliate                                       (000)             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                    --        $     8,144

      BlackRock Liquidity Series, LLC
      Money Market Series                          $ (556,094)       $ 2,144,004
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Beneficial
                               Interest
                                  (000)    Mutual Fund                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 745,654    Master Large Cap Growth Portfolio of Master Large Cap Series LLC          $  798,975,881
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $770,707,061) - 100.1%                             798,975,881

                                           Liabilities in Excess of Other Assets - (0.1)%                                  (723,237)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $  798,252,644
                                                                                                                     ==============

BlackRock Large Cap Growth Retirement Portfolio of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Beneficial
                               Interest
                                  (000)    Mutual Fund                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                              $ 124,496    Master Large Cap Growth Portfolio of Master Large Cap Series LLC          $  110,103,349
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $117,848,981) - 100.0%                             110,103,349

                                           Liabilities in Excess of Other Assets - (0.0)%                                    (6,877)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $  110,096,472
                                                                                                                     ==============

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 12.9%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%       Panera Bread Co. Class A (a)(b)                                  202,000  $   10,120,200
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                  NVR, Inc. (a)                                                      9,000       4,970,880
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%        Hasbro, Inc. (b)                                                 257,000       9,951,040
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.2%                               John Wiley & Sons, Inc. Class A                                   18,000         816,120
                                           Omnicom Group Inc.                                               234,000       9,989,460
                                           Walt Disney Co.                                                  338,000      10,258,300
                                                                                                                     --------------
                                                                                                                         21,063,880
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                    Big Lots, Inc. (a)                                               357,000      10,874,220
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.7%                    Advance Auto Parts, Inc.                                         253,000      10,395,770
                                           AutoZone, Inc. (a)                                                84,000      10,944,360
                                           Best Buy Co., Inc.                                               270,000      10,724,400
                                           Ross Stores, Inc.                                                278,000      10,552,880
                                           TJX Cos., Inc. (b)                                               351,000      11,832,210
                                                                                                                     --------------
                                                                                                                         54,449,620
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.3%    Nike, Inc. Class B (b)                                           209,000      12,264,120
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Discretionary                                                 123,693,960
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.6%            Wal-Mart Stores, Inc.                                            260,000      15,241,200
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                  Church & Dwight Co., Inc.                                         38,000       2,085,060
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.0%                   Herbalife Ltd.                                                   230,000       9,933,700
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Staples                                                        27,259,960
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 8.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.1%         ENSCO International, Inc. (b)                                    156,000      10,785,840
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.3%         Exxon Mobil Corp.                                                261,000      20,992,230
                                           Hess Corp.                                                       132,000      13,384,800
                                           Noble Energy, Inc.                                               127,000       9,381,490
                                           Occidental Petroleum Corp.                                       240,000      18,919,200
                                           Valero Energy Corp.                                              220,000       7,350,200
                                                                                                                     --------------
                                                                                                                         70,027,920
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Energy                                                                  80,813,760
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%                           PartnerRe Ltd.                                                   140,000       9,844,800
                                           Transatlantic Holdings, Inc.                                      43,000       2,491,420
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Financials                                                              12,336,220
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 15.8%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                       Biogen Idec, Inc. (a)                                            176,000      12,277,760
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 3.5%    Baxter International, Inc.                                       230,000      15,780,300
                                           C.R. Bard, Inc.                                                  114,000      10,583,760
                                           Edwards Lifesciences Corp. (a)                                   119,000       7,458,920
                                                                                                                     --------------
                                                                                                                         33,822,980
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 5.6%    AmerisourceBergen Corp.                                          220,000       9,211,400
                                           Express Scripts, Inc. (a)(b)                                     172,000      12,132,880
                                           Lincare Holdings, Inc. (a)                                       312,000      10,052,640
                                           Medco Health Solutions, Inc. (a)                                 217,000      10,758,860
                                           Universal Health Services, Inc. Class B                          154,000       9,335,480
                                           WellPoint, Inc. (a)                                               50,000       2,622,500
                                                                                                                     --------------
                                                                                                                         54,113,760
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.1%      Invitrogen Corp. (a)                                             228,000  $   10,111,800
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.3%                     Eli Lilly & Co.                                                  208,000       9,798,880
                                           Forest Laboratories, Inc. (a)                                    266,000       9,445,660
                                           Johnson & Johnson                                                135,000       9,243,450
                                           Pfizer, Inc.                                                     177,600       3,315,792
                                           Watson Pharmaceuticals, Inc. (a)(b)                              327,000       9,453,570
                                                                                                                     --------------
                                                                                                                         41,257,352
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Health Care                                                            151,583,652
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 15.8%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.9%                 General Dynamics Corp.                                           116,000      10,340,240
                                           L-3 Communications Holdings, Inc.                                113,000      11,151,970
                                           Lockheed Martin Corp.                                            139,000      14,501,870
                                           Raytheon Co.                                                     191,000      10,873,630
                                                                                                                     --------------
                                                                                                                         46,867,710
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 2.0%      The Brink's Co.                                                  140,000       9,654,400
                                           Waste Management, Inc.                                           279,000       9,915,660
                                                                                                                     --------------
                                                                                                                         19,570,060
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                Hubbell, Inc. Class B                                            220,000       9,275,200
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.5%                           AGCO Corp. (a)                                                   164,000       9,815,400
                                           Cummins, Inc.                                                    176,000      11,675,840
                                           Dover Corp.                                                      227,000      11,266,010
                                           Flowserve Corp.                                                   72,000       9,600,480
                                           Parker Hannifin Corp.                                            169,000      10,423,920
                                                                                                                     --------------
                                                                                                                         52,781,650
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.4%                         CSX Corp.                                                        103,000       6,960,740
                                           Ryder System, Inc.                                                98,000       6,464,080
                                                                                                                     --------------
                                                                                                                         13,424,820
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.0%    MSC Industrial Direct Co. Class A                                209,000       9,969,300
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Industrials                                                            151,888,740
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 35.9%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 10.5%            Apple, Inc. (a)                                                   13,000       2,066,350
                                           Hewlett-Packard Co.                                              574,000      25,715,200
                                           International Business Machines Corp.                            274,000      35,066,520
                                           Lexmark International, Inc. Class A (a)                          270,000       9,471,600
                                           QLogic Corp. (a)                                                 537,000      10,117,080
                                           Seagate Technology                                               525,000       7,859,250
                                           Western Digital Corp. (a)                                        344,000       9,903,760
                                                                                                                     --------------
                                                                                                                        100,199,760
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments         Agilent Technologies, Inc. (a)                                   340,000      12,260,400
- 2.3%                                     Tech Data Corp. (a)                                              280,000       9,763,600
                                                                                                                     --------------
                                                                                                                         22,024,000
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.5%                         Accenture Ltd. Class A                                           329,000      13,739,040
                                           Affiliated Computer Services, Inc. Class A (a)                   197,000       9,495,400
                                           Global Payments, Inc.                                             22,000         974,380
                                           Hewitt Associates, Inc. Class A (a)                              263,000       9,691,550
                                                                                                                     --------------
                                                                                                                         33,900,370
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             Altera Corp.                                                     496,000      10,887,200
Equipment - 10.8%                          Analog Devices, Inc.                                             361,000      11,014,110

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           Broadcom Corp. Class A (a)                                       484,000  $   11,756,360
                                           Integrated Device Technology, Inc. (a)                           830,000       8,316,600
                                           Intersil Corp. Class A                                           380,000       9,169,400
                                           KLA-Tencor Corp. (b)                                             230,000       8,645,700
                                           Linear Technology Corp. (b)                                      342,000      10,619,100
                                           Novellus Systems, Inc. (a)                                       370,000       7,536,900
                                           Texas Instruments, Inc.                                          591,000      14,408,580
                                           Xilinx, Inc.                                                     449,000      11,148,670
                                                                                                                     --------------
                                                                                                                        103,502,620
-----------------------------------------------------------------------------------------------------------------------------------
Software - 8.8%                            BMC Software, Inc. (a)                                           320,000      10,524,800
                                           CA, Inc.                                                         460,000      10,975,600
                                           Compuware Corp. (a)                                              870,000       9,570,000
                                           Microsoft Corp.                                                  450,000      11,574,000
                                           Oracle Corp. (a)                                                 997,000      21,465,410
                                           Symantec Corp. (a)                                               530,000      11,167,100
                                           Synopsys, Inc. (a)                                               388,000       9,319,760
                                                                                                                     --------------
                                                                                                                         84,596,670
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Information Technology                                                 344,223,420
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 7.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                           Airgas, Inc.                                                      14,000         801,920
                                           FMC Corp.                                                         17,000       1,264,290
                                           Monsanto Co.                                                     149,000      17,747,390
                                           The Mosaic Co.                                                    70,000       8,904,700
                                                                                                                     --------------
                                                                                                                         28,718,300
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.0%              Crown Holdings, Inc. (a)                                         369,000      10,343,070
                                           Owens-Illinois, Inc. (a)                                         207,000       8,743,680
                                                                                                                     --------------
                                                                                                                         19,086,750
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.1%                     Carpenter Technology Corp.                                        50,000       1,935,000
                                           Freeport-McMoRan Copper & Gold, Inc. Class B                      83,000       8,030,250
                                           Nucor Corp.                                                      180,000      10,299,600
                                                                                                                     --------------
                                                                                                                         20,264,850
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Materials                                                               68,069,900
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Long-Term Investments
                                           (Cost - $940,149,885) - 100.0%                                               959,869,612
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                           Short-Term Securities                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                           BlackRock Liquidity Series, LLC
                                           Money Market Series, 2.63% (c)(d)(e)                          $   55,201      55,201,300
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $55,201,300) - 5.8%                                                   55,201,300
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $995,351,185*) - 105.8%                                            1,015,070,912

                                           Liabilities in Excess of Other Assets - (5.8)%                               (55,419,214)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $  959,651,698
                                                                                                                     ==============

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 997,847,573
                                                                  =============
      Gross unrealized appreciation                               $  78,855,450
      Gross unrealized depreciation                                 (61,632,111)
                                                                  -------------
      Net unrealized appreciation                                 $  17,223,339
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Represents the current yield as of report date.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net
                                                       Activity         Interest
      Affiliate                                         (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                               $  (1,956)        $ 31,521

      BlackRock Liquidity Series, LLC
      Money Market Series                             $(140,706)        $440,160
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Beneficial
                               Interest
                                  (000)    Mutual Fund                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 3,653,510    Master Large Cap Value Portfolio of Master Large Cap Series LLC           $4,115,850,560
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $4,048,677,086) - 100.1%                         4,115,850,560

                                           Liabilities in Excess of Other Assets - (0.1)%                                (3,381,924)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $4,112,468,636
                                                                                                                     ==============

BlackRock Large Cap Value Retirement Portfolio of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                             Beneficial
                               Interest
                                  (000)    Mutual Fund                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $   114,266    Master Large Cap Value Portfolio of Master Large Cap Series LLC           $   98,679,810
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $109,254,024) - 100.0%                              98,679,810

                                           Liabilities in Excess of Other Assets - (0.0)%                                   (12,793)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $   98,667,017
                                                                                                                     ==============

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                     TRW Automotive Holdings Corp. (a)                                150,000  $    2,782,500
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%                  NVR, Inc. (a)(b)                                                  80,000      44,185,600
                                           Snap-On, Inc.                                                     60,000       3,377,400
                                           Toll Brothers, Inc. (a)(b)                                       370,000       7,433,300
                                                                                                                     --------------
                                                                                                                         54,996,300
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.9%           Expedia, Inc. (a)                                              2,070,000      40,509,900
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.1%        Hasbro, Inc. (b)                                               1,190,000      46,076,800
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                               Walt Disney Co.                                                2,280,000      69,198,000
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.1%                    The Gap, Inc.                                                  2,870,000      46,264,400
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Discretionary                                                 259,827,900
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                           Pepsi Bottling Group, Inc.                                       590,000      16,431,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%            BJ's Wholesale Club, Inc. (a)                                  1,220,000      45,786,600
                                           The Kroger Co.                                                 1,060,000      29,976,800
                                           Wal-Mart Stores, Inc.                                            230,000      13,482,600
                                                                                                                     --------------
                                                                                                                         89,246,000
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Consumer Staples                                                       105,677,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 24.8%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.0%         ENSCO International, Inc.                                        620,000      42,866,800
                                           Tidewater, Inc. (b)                                              740,000      44,355,600
                                                                                                                     --------------
                                                                                                                         87,222,400
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 22.8%        Anadarko Petroleum Corp.                                         990,000      57,330,900
                                           Apache Corp.                                                     630,000      70,667,100
                                           Chevron Corp.                                                  1,980,000     167,428,800
                                           ConocoPhillips (b)                                             1,620,000     132,224,400
                                           Devon Energy Corp.                                               720,000      68,320,800
                                           Exxon Mobil Corp.                                              3,550,000     285,526,500
                                           Hess Corp.                                                       350,000      35,490,000
                                           Marathon Oil Corp.                                             1,390,000      68,763,300
                                           Noble Energy, Inc.                                               680,000      50,231,600
                                           Occidental Petroleum Corp.                                       510,000      40,203,300
                                                                                                                     --------------
                                                                                                                        976,186,700
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Energy                                                               1,063,409,100
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 15.2%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.3%                    Capital One Financial Corp. (b)                                1,340,000      56,092,400
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.8%      Bank of America Corp.                                            600,000      19,740,000
                                           JPMorgan Chase & Co.                                             330,000      13,407,900
                                                                                                                     --------------
                                                                                                                         33,147,900
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 12.5%                          ACE Ltd.                                                         860,000      43,602,000
                                           Alleghany Corp. (a)                                                7,000       2,206,890
                                           The Allstate Corp.                                             1,360,000      62,859,200
                                           American Financial Group, Inc. (b)                               860,000      24,914,200
                                           Chubb Corp.                                                    1,180,000      56,687,200
                                           Everest Re Group Ltd.                                            560,000      45,808,000
                                           HCC Insurance Holdings, Inc.                                     980,000      22,197,000
                                           The Hanover Insurance Group, Inc.                                370,000      15,880,400

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           Marsh & McLennan Cos., Inc.                                       40,000  $    1,130,000
                                           MetLife, Inc. (b)                                                420,000      21,323,400
                                           PartnerRe Ltd.                                                   560,000      39,379,200
                                           The Progressive Corp. (b)                                        380,000       7,695,000
                                           RenaissanceRe Holdings Ltd.                                      700,000      35,609,000
                                           Transatlantic Holdings, Inc.                                      70,000       4,055,800
                                           The Travelers Cos., Inc.                                       1,450,000      63,974,000
                                           UnumProvident Corp.                                            2,170,000      52,427,200
                                           W.R. Berkley Corp.                                             1,450,000      34,249,000
                                                                                                                     --------------
                                                                                                                        533,997,490
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                   CB Richard Ellis Group, Inc. (a)                               1,890,000      26,554,500
Development - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Financials                                                             649,792,290
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 14.7%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.8%                       Amgen, Inc. (a)                                                1,230,000      77,034,900
                                           Biogen Idec, Inc. (a)                                            590,000      41,158,400
                                                                                                                     --------------
                                                                                                                        118,193,300
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.6%    Kinetic Concepts, Inc. (a)(b)                                    690,000      24,115,500
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.8%    AmerisourceBergen Corp.                                        1,170,000      48,987,900
                                           Cardinal Health, Inc.                                            210,000      11,283,300
                                           LifePoint Hospitals, Inc. (a)(b)                               1,130,000      32,351,900
                                           Lincare Holdings, Inc. (a)(b)                                    200,000       6,444,000
                                           Medco Health Solutions, Inc. (a)                                 850,000      42,143,000
                                           Universal Health Services, Inc. Class B                          390,000      23,641,800
                                                                                                                     --------------
                                                                                                                        164,851,900
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.1%      Invitrogen Corp. (a)                                           1,080,000      47,898,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%                     Eli Lilly & Co.                                                1,220,000      57,474,200
                                           Forest Laboratories, Inc. (a)                                    290,000      10,297,900
                                           Johnson & Johnson                                                790,000      54,091,300
                                           Pfizer, Inc.                                                   6,910,000     129,009,700
                                           Watson Pharmaceuticals, Inc. (a)(b)                              810,000      23,417,100
                                                                                                                     --------------
                                                                                                                        274,290,200
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Health Care                                                            629,348,900
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 16.6%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.1%                 General Dynamics Corp.                                           760,000      67,746,400
                                           L-3 Communications Holdings, Inc.                                500,000      49,345,000
                                           Northrop Grumman Corp.                                           700,000      47,173,000
                                           Raytheon Co.                                                     920,000      52,375,600
                                                                                                                     --------------
                                                                                                                        216,640,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 2.1%      Manpower, Inc.                                                   140,000       6,720,000
                                           R.R. Donnelley & Sons Co.                                      1,210,000      32,307,000
                                           Waste Management, Inc.                                         1,430,000      50,822,200
                                                                                                                     --------------
                                                                                                                         89,849,200
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                Hubbell, Inc. Class B                                            110,000       4,637,600
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.6%            General Electric Co.                                           3,980,000     112,594,200
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.7%                           AGCO Corp. (a)                                                   710,000      42,493,500
                                           Dover Corp.                                                      880,000      43,674,400

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           Flowserve Corp.                                                  270,000  $   36,001,800
                                           Gardner Denver, Inc. (a)                                         640,000      29,184,000
                                           Parker Hannifin Corp.                                            640,000      39,475,200
                                           Pentair, Inc. (b)                                                210,000       7,270,200
                                           SPX Corp.                                                        350,000      44,373,000
                                                                                                                     --------------
                                                                                                                        242,472,100
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                         Ryder System, Inc.                                               680,000      44,852,800
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Industrials                                                            711,045,900
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 13.6%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.9%             Hewlett-Packard Co.                                              990,000      44,352,000
                                           International Business Machines Corp.                            320,000      40,953,600
                                           Lexmark International, Inc. Class A (a)                          620,000      21,749,600
                                           QLogic Corp. (a)                                               1,700,000      32,028,000
                                           Seagate Technology                                             2,480,000      37,125,600
                                           Western Digital Corp. (a)                                      1,240,000      35,699,600
                                                                                                                     --------------
                                                                                                                        211,908,400
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                     Tech Data Corp. (a)                                              780,000      27,198,600
Instruments - 0.6%

-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.7%                         Affiliated Computer Services, Inc. Class A (a)                   110,000       5,302,000
                                           Computer Sciences Corp. (a)                                      990,000      46,896,300
                                           Hewitt Associates, Inc. Class A (a)                              510,000      18,793,500
                                                                                                                     --------------
                                                                                                                         70,991,800
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.2%                  Xerox Corp.                                                    3,720,000      50,740,800
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             Integrated Device Technology, Inc. (a)                         1,090,000      10,921,800
Equipment - 0.4%                           KLA-Tencor Corp. (b)                                             180,000       6,766,200
                                                                                                                     --------------
                                                                                                                         17,688,000
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.8%                            BMC Software, Inc. (a)                                         1,050,000      34,534,500
                                           CA, Inc.                                                       2,030,000      48,435,800
                                           Compuware Corp. (a)                                            3,490,000      38,390,000
                                           Symantec Corp. (a)                                             2,760,000      58,153,200
                                           Synopsys, Inc. (a)                                             1,050,000      25,221,000
                                                                                                                     --------------
                                                                                                                        204,734,500
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Information Technology                                                 583,262,100
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                           Eastman Chemical Co. (b)                                         720,000      43,171,200
                                           FMC Corp.                                                        580,000      43,134,600
                                                                                                                     --------------
                                                                                                                         86,305,800
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.0%              Owens-Illinois, Inc. (a)                                         940,000      39,705,600
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.5%                     Carpenter Technology Corp.                                       400,000      15,480,000
                                           Nucor Corp.                                                      840,000      48,064,800
                                           Reliance Steel & Aluminum Co.                                    700,000      44,212,000
                                                                                                                     --------------
                                                                                                                        107,756,800
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Materials                                                              233,768,200
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              AT&T Inc.                                                      1,350,000      41,593,500
Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Telecommunication Services                                              41,593,500
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                           Common Stocks                                                    Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy       NRG Energy, Inc. (a)                                              10,000  $      362,900
Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Utilities                                                                  362,900
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Long-Term Investments
                                           (Cost - $4,222,557,159) - 100.0%                                           4,278,088,290
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Beneficial
                                                                                                          Interest
                                           Short-Term Securities                                           (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                           BlackRock Liquidity Series, LLC
                                           Money Market Series, 2.63% (c)(d)(e)                          $  288,816     288,816,150
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities
                                           (Cost - $288,816,150) - 6.8%                                                 288,816,150
-----------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments
                                           (Cost - $4,511,373,309*) - 106.8%                                          4,566,904,440

                                           Liabilities in Excess of Other Assets - (6.8)%                              (289,297,387)
                                                                                                                     --------------
                                           Net Assets - 100.0%                                                       $4,277,607,053
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,520,714,325
                                                                ===============
      Gross unrealized appreciation                             $   416,479,413
      Gross unrealized depreciation                                (370,289,298)
                                                                ---------------
      Net unrealized appreciation                               $    46,190,115
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Represents the current yield as of report date.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net
                                                       Activity       Interest
      Affiliate                                         (000)          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                               $      (11)    $   111,689

      BlackRock Liquidity Series, LLC
      Money Market Series                             $ (282,276)    $ 1,576,748
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: September 19, 2008